9. Trade receivables (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables
Write-offs	R$ (179,929)	R$ (184,555)	R$ (171,729)
(Losses)/reversal with state entities - related parties	(5,597)	1,294	21,510
(Losses) with private sector/government entities	(54,064)	(61,315)	(75,973)
(Losses)/reversal with wholesale customers	0	(29,458)	9,781
Recoveries	11,491	107,307	133,730
Allowance for doubtful accounts	R$ (128,099)	R$ (166,727)	R$ (82,681)